Divestitures	6 Months Ended
Sep. 30, 2025
Discontinued Operations and Disposal Groups [Abstract]
Divestitures
4 - Divestitures
On August 26, 2025, the Company completed the sale of its Artisan foundation IP business, consisting of standard cell libraries, memory compilers, and general-purpose I/Os to Cadence Design Systems, Inc. (“Cadence”) pursuant to the terms of the definitive agreement entered into in April 2025. For the three and six months ended September 30, 2025, the Company recognized pre-tax gain on business divestiture of $131.0 million in other non-operating income (loss), net in the Condensed Consolidated Income Statements. This transaction did not meet the criteria for presentation as discontinued operations as it does not represent a strategic shift that has a major effect on the Company's operations or financial results. In connection with the sale, the Company entered into a transition services agreement pursuant to which the Company and Cadence are providing certain transition support services to each other for a period of up to 18 months following completion of the sale. The estimated amounts of the transition services are not expected to be material.